Other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income
Grants	$ 2,538	$ 2,186	$ 4,398
Research and development incentives	27,815	19,502	13,970
Payroll tax rebates	11,925	8,576	12,621
Change in fair value on non-current financial assets		4,256	11,152
Total other operating income	$ 42,278	$ 34,520	$ 42,141